SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance For Doubtful Accounts Current Member
Valuation And Qualifying Accounts Disclosure [Line Items]
Charged to costs and expenses	$ 22	$ 44	$ 32
Charged to other accounts	(18)	3	5
Deductions	(42)	(5)	(8)
Ending balance	149	187	145	116
Valuation Allowance Tax Carryforward Losses And Deductions [Member]
Valuation And Qualifying Accounts Disclosure [Line Items]
Charged to costs and expenses	128	182	384
Charged to other accounts	0	0	2
Deductions	(248)	(117)	(112)
Ending balance	$ 671	$ 791	$ 726	$ 452